STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Expenses
Professional fees	$ 64,740	$ 70,364	$ 125,868
Office and sundry	8,443	20,973	30,377
Consulting fees	6,172	128,630	584,019
Transfer agent fees	1,861	4,787	2,478
Loss on disposal of properties	0	45,355	0
Accretion expense	6,566	13,622	10,545
Impairment of oil & gas properties	7,831,570	0	0
Total operating expenses	7,919,352	283,731	753,287
Other income (expense)
Interest income	998	0	1,287
Interest income, related party	1,153	8,015	3,637
Interest expense	(264)	0	0
Foreign exchange loss	111	23,104	(1,237)
Change in fair value of derivative liability	584,880	3,006,205	466,499
Total other income	586,878	3,037,324	470,186
Net income (loss)	(7,332,474)	2,753,593	(283,101)
Other comprehensive income (loss)
Foreign currency translation adjustment	161,864	(725,671)	(266,839)
Comprehensive (loss) income	$ (7,170,610)	$ 2,027,922	$ (549,940)
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ (0.56)	$ 0.30	$ (.03)
Diluted income (loss) per common share	$ (.56)	$ .30	$ (.03)
Basic weighted average number of shares outstanding	13,035,203	9,115,416	8,719,125
Diluted weighted average number of shares outstanding	13,035,203	9,161,527	8,719,125